General and Administrative (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 20,467	$ 22,102	$ 21,755
General and Administrative expenses	29,727	29,897	29,806
General and Administrative
Salaries	13,112	13,401	14,957
Depreciation	681	580	592
Office Expenses	15,934	15,916	14,257
General and Administrative expenses	$ 29,727	$ 29,897	$ 29,806